Document And Entity Information	4 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Falcon Capital Acquisition Corp.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001816233
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE